Income Taxes - Summary of Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate	26.50%	26.50%	26.50%
Manufacturing and processing profits deduction	(0.40%)	(0.40%)	(0.70%)
Foreign rate differentials	(0.10%)	(1.50%)	(1.50%)
Losses not benefited	1.30%	5.30%	5.80%
Utilization of losses previously not benefited	(0.30%)	(1.00%)	(0.30%)
Earnings of equity accounted investees	(1.10%)	(1.10%)	(1.20%)
Tax on repatriation of foreign earnings	0.60%	1.40%
Valuation allowance on deferred tax assets	(0.10%)	(1.10%)	(5.00%)
Austrian tax reform	1.30%
Mexican flat tax		(1.90%)
Research and development tax credits	(1.60%)	(4.30%)	(2.30%)
Reserve for uncertain tax positions	(1.70%)	(2.30%)	(1.00%)
Re-measurement gains			(1.10%)
Others	1.60%	(0.70%)	(0.70%)
Effective income tax rate	26.00%	18.90%	18.50%